EATON VANCE INVESTMENT TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 033-01121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 2020 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 77 (“Amendment No. 77”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 77 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-20-001146) on July 27, 2020:

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

EATON VANCE INVESTMENT TRUST

By: /s/ Maureen A. Gemma

    Maureen A. Gemma, Esq.

    Secretary

Date: August 3, 2020